RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Restricted Cash [Abstract]
Operations	$ 39	$ 163
Credit obligations	47	39
Total	86	202
Less: non-current	(56)	(37)
Current	$ 30	$ 165